CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Current assets
Cash and cash equivalents	₨ 14,654	$ 172	₨ 7,107
Other investments	43,254	506	74,363
Trade and other receivables	90,420	1,058	80,298
Inventories	71,085	832	63,552
Derivative financial instruments	557	7	169
Other current assets	30,142	353	22,560
Total current assets	250,112	2,928	248,049
Non-current assets
Property, plant and equipment	97,761	1,144	76,886
Goodwill	11,810	138	4,253
Other intangible assets	96,803	1,134	36,951
Investment in equity accounted investees	4,811	56	4,196
Other investments	10,391	122	1,059
Deferred tax assets	18,508	217	10,774
Tax assets	1,821	21	3,718
Other non-current assets	972	12	1,632
Total non-current assets	242,877	2,844	139,469
Total assets	492,989	5,772	387,518
Current liabilities
Trade and other payables	35,523	417	30,919
Short-term borrowings	38,045	445	12,723
Long-term borrowings, current portion	857	10	1,307
Provisions	6,168	72	5,383
Tax liabilities	3,028	35	2,342
Derivative financial instruments	1,286	15	468
Other current liabilities	45,485	533	42,897
Total current liabilities	130,392	1,527	96,039
Non-current liabilities
Long-term borrowings	7,864	92	5,990
Deferred tax liabilities	14,108	165	909
Provisions	156	2	61
Other non-current liabilities	3,303	39	3,969
Total non-current liabilities	25,431	298	10,929
Total liabilities	155,823	1,825	106,968
Equity
Share capital	834	10	834
Treasury shares	(2,264)	(27)	(991)
Share premium	11,133	130	10,765
Share-based payment reserve	1,642	19	1,508
Capital redemption reserve	173	2	173
Special economic zone re-investment reserve	0	0	653
Retained earnings	315,793	3,697	265,257
Other reserves	3,979	47	0
Other components of equity	2,098	25	2,351
Equity attributable to equity holders of the parent company	333,388	3,903	280,550
Non-controlling interests	3,778	44	0
Total equity	337,166	3,947	280,550
Total liabilities and equity	₨ 492,989	$ 5,772	₨ 387,518